Tax - Schedule of Unrecognized Deferred Tax Assets (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Gross Amount [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Deductible temporary differences	R$ 13,219	R$ 14,054
Tax losses	282,688	275,109
Total	295,907	289,163
Tax effect [Member]
Schedule of Unrecognized Deferred Tax Assets [Line Items]
Deductible temporary differences	5,018	5,262
Tax losses	104,093	101,390
Total	R$ 109,111	R$ 106,652